Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
* * *
Transamerica International Small Cap Value
Effective May 31, 2024, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
First paragraph:
The fund’s sub‑adviser, Thompson, Siegel &Walmsley LLC (the “sub‑adviser”), invests under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small-capitalization companies (“small‑cap companies”). The sub‑adviser considers small‑cap companies to be those with market capitalizations within the range of the MSCI EAFE Small Cap Index, a benchmark of the fund, at the time of investment. As of December 31, 2023, the market capitalization range of the MSCI EAFE Small Cap Index was between $153.4 million and $21.2 billion. The fund primarily invests in equity securities of small‑cap companies located outside the United States. The sub‑adviser seeks stocks that it believes are undervalued. The sub‑adviser expects capital growth to be the predominant component of the fund’s total return.
Second paragraph:
Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize small‑cap companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 25% of its net assets in securities of companies in emerging markets. The sub‑adviser defines emerging markets countries as those countries included in the MSCI Emerging Markets Index and other countries with similar emerging market characteristics as determined by the sub‑adviser. The sub‑adviser seeks to diversify the fund’s investments around the world and within markets in an effort to moderate specific country and currency risks.
Fourth paragraph:
The sub‑adviser employs a consistent sell discipline, regularly reviewing the investment thesis and valuation for each stock and selling those where the catalyst is no longer valid or where another stock presents a significantly better combination of risk and expected reward. The sub‑adviser trims and reviews for elimination any stock that suffers a significant negative earnings revision and eliminates any stock whose market capitalization reaches twice the maximum market cap of the MSCI EAFE Small Cap Index, a benchmark of the fund.
Effective May 31, 2024, the name of the index as shown in the table in the Prospectuses and Summary Prospectuses for the fund in the “Performance” section under the sub‑heading “Average Annual Total Returns” is changed from “MSCI EAFE Small Cap Index Gross” to “MSCI EAFE Small Cap Index”.
* * *
Transamerica Large Cap Value
Effective immediately, the first paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses is deleted entirely and replaced as follows:
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index[1]. As of December 31, 2023, the market capitalization range of the Russell 1000® Index was between approximately $1 billion and $3 trillion. The fund’s sub‑adviser, Great Lakes Advisors, LLC (the “sub‑adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The Russell 3000® Index is the fund’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the fund.
* * *
Transamerica Sustainable Equity Income
Effective immediately, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
Third paragraph:
In addition, the sub‑adviser seeks to invest in stocks of companies with what the sub‑adviser views as having positive sustainability credentials. The sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Fourth paragraph:
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the investment team is classified by the Responsible Investment team as either a sustainability “leader”, “improver”, or “laggard”, and the sub‑adviser may only invest in companies identified as leaders or improvers.
* * *
Transamerica Sustainable Growth Equity
Effective immediately, the eighth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, is deleted entirely and replaced as follows:
The fund will typically consist of approximately 35 to 50 equity securities. Generally, no equity position will exceed the greater of either five percent of the fund or two percent more than the security’s weight in the Russell 1000® Growth Total Return Index, a benchmark of the fund, both valued at market. Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 15% of the fund’s net assets.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica International Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
* * *
Transamerica International Small Cap Value
Effective May 31, 2024, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
First paragraph:
The fund’s sub‑adviser, Thompson, Siegel &Walmsley LLC (the “sub‑adviser”), invests under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small-capitalization companies (“small‑cap companies”). The sub‑adviser considers small‑cap companies to be those with market capitalizations within the range of the MSCI EAFE Small Cap Index, a benchmark of the fund, at the time of investment. As of December 31, 2023, the market capitalization range of the MSCI EAFE Small Cap Index was between $153.4 million and $21.2 billion. The fund primarily invests in equity securities of small‑cap companies located outside the United States. The sub‑adviser seeks stocks that it believes are undervalued. The sub‑adviser expects capital growth to be the predominant component of the fund’s total return.
Second paragraph:
Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize small‑cap companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 25% of its net assets in securities of companies in emerging markets. The sub‑adviser defines emerging markets countries as those countries included in the MSCI Emerging Markets Index and other countries with similar emerging market characteristics as determined by the sub‑adviser. The sub‑adviser seeks to diversify the fund’s investments around the world and within markets in an effort to moderate specific country and currency risks.
Fourth paragraph:
The sub‑adviser employs a consistent sell discipline, regularly reviewing the investment thesis and valuation for each stock and selling those where the catalyst is no longer valid or where another stock presents a significantly better combination of risk and expected reward. The sub‑adviser trims and reviews for elimination any stock that suffers a significant negative earnings revision and eliminates any stock whose market capitalization reaches twice the maximum market cap of the MSCI EAFE Small Cap Index, a benchmark of the fund.
Effective May 31, 2024, the name of the index as shown in the table in the Prospectuses and Summary Prospectuses for the fund in the “Performance” section under the sub‑heading “Average Annual Total Returns” is changed from “MSCI EAFE Small Cap Index Gross” to “MSCI EAFE Small Cap Index”.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
* * *
Transamerica Large Cap Value
Effective immediately, the first paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses is deleted entirely and replaced as follows:
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index[1]. As of December 31, 2023, the market capitalization range of the Russell 1000® Index was between approximately $1 billion and $3 trillion. The fund’s sub‑adviser, Great Lakes Advisors, LLC (the “sub‑adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The Russell 3000® Index is the fund’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the fund.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Sustainable Equity Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
* * *
Transamerica Sustainable Equity Income
Effective immediately, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
Third paragraph:
In addition, the sub‑adviser seeks to invest in stocks of companies with what the sub‑adviser views as having positive sustainability credentials. The sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Fourth paragraph:
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the investment team is classified by the Responsible Investment team as either a sustainability “leader”, “improver”, or “laggard”, and the sub‑adviser may only invest in companies identified as leaders or improvers.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Sustainable Growth Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
* * *
Transamerica Sustainable Growth Equity
Effective immediately, the eighth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, is deleted entirely and replaced as follows:
The fund will typically consist of approximately 35 to 50 equity securities. Generally, no equity position will exceed the greater of either five percent of the fund or two percent more than the security’s weight in the Russell 1000® Growth Total Return Index, a benchmark of the fund, both valued at market. Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 15% of the fund’s net assets.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024